Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]

As previously disclosed in our Amendment No. 1 to our Quarterly Report on Form 10-Q for the quarter ended June 30, 2025 (the “Q2 2025 Form 10-Q”), we identified an error related to the accounting for non-cash stock option exercises in previously issued financial statements. The identified error impacted our previously filed annual financial statements for the fiscal years ended December 31, 2021, and quarterly financial statements for the fiscal quarter ended June 30, 2025. Accordingly, the Company presented revisions to the previously issued financial statements in the Q2 2025 Form 10-Q (the “Revisions”).

In connection with the Revisions, the Committee conducted a recovery analysis under our Clawback Policy of incentive-based compensation received by our current and former executive officers for 2025 (the “Subject Period”) to ascertain whether any recovery of excess incentive-based compensation was required. Based on this analysis, the Compensation Committee determined that no recovery was required. For 2025, the executive officers were eligible to receive incentive-based compensation under PSUs with performance periods ending in that fiscal year. Recovery was not required for the PSUs because the Revisions did not change the amounts of incentive-based compensation that would have been paid to the executive officers. For the 2025 PSUs, the executive officers were paid incentive-based compensation based on certain corporate and individual performance metrics, none of which were tied to the financial results of the Company nor the Company’s stock price.